DISPOSITION OF DISCONTINUED OPERATIONS - BRALORNE GOLD MINES LTD (Details 2) - Discontinued Operations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash generated by (used in):
Cash flow used in operating activities	$ (19)	$ (7)	$ 12
Cash flow used in financing activities	(258)	(590)	(871)
Cash flow used in investing activities	(5,583)	(4,178)	(5,270)
Net cash decrease from discontinued operations	$ (5,860)	$ (4,775)	$ (6,129)